Note 7 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Real Estate Owned [Text Block]
(7)
Other
Real
Estate
Owned

The aggregate carrying amount of Other Real Estate Owned (OREO) at
December
31,
2016,
2015
and
2014
was
$6,439,226,
$8,839,103,
and
$10,401,832,
respectively. All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure. The following table details the change in OREO during
2016,
2015
and
2014
as of
December
31:

	201 6	2015	2014

Balance, Beginning of Year	$8,839,103	$10,401,832	$15,502,462

Additions	5,664,554	7,536,165	3,852,848
Sales of OREO	(7,416,293)	(8,054,675)	(7,102,136)
Loss on Sale	(146,402)	(591,071)	(844,515)
Provision for Losses	(501,736)	(453,148)	(1,006,827)

Balance, End of Year	$6,439,226	$8,839,103	$10,401,832

At
December
31,
2016,
the Company held
$431,194
of residential real estate property as foreclosed property. Also at
December
31,
2016,
$204,403
of consumer mortgage loans collateralized by residential real estate property was in the process of foreclosure according to local requirements of the applicable jurisdictions.